UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-1352

Fidelity Devonshire Trust

(Exact name of registrant as specified in charter)

     82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary 82 Devonshire St. Boston, Massachusetts 02109 (Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31
Date of reporting period:	October 31, 2005
Item 1.	Schedule of Investments

1

     Quarterly Holdings Report for Fidelity® Equity-Income Fund

October 31, 2005

1.809096.101 EQU-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 98.1%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 11.2%
Auto Components – 0.3%
American Axle & Manufacturing Holdings, Inc.	563,100	$12,276
Johnson Controls, Inc.	706,100	48,050
TRW Automotive Holdings Corp. (a)	531,220	14,370
		74,696
Automobiles – 0.8%
Ford Motor Co.	1,809,900	15,058
Harley-Davidson, Inc.	599,900	29,713
Monaco Coach Corp.	454,000	5,571
Renault SA	554,800	48,051
Toyota Motor Corp. sponsored ADR	1,075,800	99,845
		198,238
Diversified Consumer Services – 0.1%
Service Corp. International (SCI)	3,269,900	27,369
Hotels, Restaurants & Leisure – 0.5%
McDonald’s Corp.	3,514,500	111,058
Outback Steakhouse, Inc.	150,800	5,679
		116,737
Household Durables – 1.3%
Koninklijke Philips Electronics NV (NY Shares)	1,391,200	36,394
Maytag Corp.	3,795,920	65,366
Newell Rubbermaid, Inc.	6,331,400	145,559
Whirlpool Corp.	904,900	71,035
		318,354
Leisure Equipment & Products – 0.3%
Eastman Kodak Co.	3,469,100	75,973
Media – 5.6%
Clear Channel Communications, Inc.	7,255,500	220,712
Comcast Corp. Class A (a)	6,085,037	169,347
Discovery Holding Co. Class A (a)	893,225	12,586
Knight-Ridder, Inc.	727,500	38,834
Lagardere S.C.A. (Reg.)	452,497	31,108
Liberty Media Corp. Class A (a)	8,932,256	71,190
News Corp. Class A	2,737,884	39,015
NTL, Inc. (a)	812,200	49,804
The New York Times Co. Class A	1,358,090	36,994
The Reader’s Digest Association, Inc. (non-vtg.)	3,962,729	60,709
Time Warner, Inc.	14,855,790	264,879
Viacom, Inc. Class B (non-vtg.)	7,452,819	230,814

Quarterly Report

2

Common Stocks – continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Media – continued
Vivendi Universal SA sponsored ADR	1,756,900	$55,202
Walt Disney Co.	5,831,710	142,119
		1,423,313
Multiline Retail – 1.1%
Big Lots, Inc. (a)(c)	5,695,500	65,897
Dollar Tree Stores, Inc. (a)	3,270,900	70,521
Family Dollar Stores, Inc.	2,415,300	53,475
Federated Department Stores, Inc.	1,356,000	83,218
Sears Holdings Corp. (a)	156,744	18,848
		291,959
Specialty Retail – 1.0%
AnnTaylor Stores Corp. (a)	2,594,300	62,964
Gap, Inc.	3,589,151	62,021
RadioShack Corp.	2,881,400	63,679
Tiffany & Co., Inc.	1,504,100	59,262
		247,926
Textiles, Apparel & Luxury Goods – 0.2%
Liz Claiborne, Inc.	1,187,100	41,786

TOTAL CONSUMER DISCRETIONARY		2,816,351

CONSUMER STAPLES – 5.8%
Beverages – 1.0%
Anheuser-Busch Companies, Inc.	3,138,600	129,499
Molson Coors Brewing Co. Class B	401,800	24,791
The Coca-Cola Co.	2,430,000	103,955
		258,245
Food & Staples Retailing – 1.3%
CVS Corp.	1,504,900	36,735
Wal-Mart Stores, Inc.	5,951,500	281,565
		318,300
Food Products – 0.3%
Corn Products International, Inc.	1,257,000	29,929
Kraft Foods, Inc. Class A	2,128,500	60,237
		90,166
Household Products – 2.1%
Colgate-Palmolive Co.	5,528,200	292,773

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value (000s)

CONSUMER STAPLES – continued
Household Products – continued
Kimberly-Clark Corp.		1,907,500	$108,422
Procter & Gamble Co.		2,273,518	127,294
			528,489
Personal Products – 0.1%
Avon Products, Inc.		905,000	24,426
Tobacco – 1.0%
Altria Group, Inc.		3,370,900	252,986

TOTAL CONSUMER STAPLES			1,472,612

ENERGY – 11.9%
Energy Equipment & Services – 3.1%
Baker Hughes, Inc.		3,036,800	166,903
BJ Services Co.		2,366,610	82,240
Halliburton Co.		1,628,500	96,244
Noble Corp.		1,793,580	115,471
Schlumberger Ltd. (NY Shares)		3,492,900	317,051
			777,909
Oil, Gas & Consumable Fuels – 8.8%
Apache Corp.		1,453,610	92,784
BP PLC sponsored ADR		5,170,804	343,341
Chevron Corp.		5,132,382	292,905
ConocoPhillips		804,700	52,611
Double Hull Tankers, Inc.		991,000	11,724
El Paso Corp.		2,263,900	26,850
Exxon Mobil Corp.		14,634,274	821,561
Kerr-McGee Corp.		201,100	17,102
Total SA:
Series B		528,643	133,239
sponsored ADR		3,512,703	442,671
			2,234,788

TOTAL ENERGY			3,012,697

FINANCIALS – 27.9%
Capital Markets – 4.8%
Ameriprise Financial, Inc. (a)		1,500,600	55,852
Bank of New York Co., Inc.		7,223,734	226,031
Charles Schwab Corp.		6,166,200	93,726

Quarterly Report	4

Common Stocks – continued
	Shares	Value (000s)

FINANCIALS – continued
Capital Markets – continued
Janus Capital Group, Inc.	5,685,100	$99,774
Mellon Financial Corp.	3,945,000	125,017
Merrill Lynch & Co., Inc.	3,733,600	241,713
Morgan Stanley	4,880,860	265,568
Nomura Holdings, Inc.	4,203,000	65,104
State Street Corp.	890,800	49,199
		1,221,984
Commercial Banks – 6.9%
Bank of America Corp.	17,049,116	745,728
Comerica, Inc.	1,388,039	80,201
Kookmin Bank sponsored ADR	958,400	55,990
Lloyds TSB Group PLC	5,140,501	42,047
Royal Bank of Scotland Group PLC	1,452,309	40,214
State Bank of India	1,013,632	21,020
U.S. Bancorp, Delaware	3,696,702	109,348
Wachovia Corp.	7,159,652	361,706
Wells Fargo & Co.	4,694,168	282,589
		1,738,843
Consumer Finance – 0.9%
American Express Co.	3,015,400	150,076
MBNA Corp.	2,996,800	76,628
		226,704
Diversified Financial Services – 4.9%
CIT Group, Inc.	1,200,200	54,885
Citigroup, Inc.	14,238,685	651,847
JPMorgan Chase & Co.	14,854,149	543,959
		1,250,691
Insurance – 7.7%
ACE Ltd.	5,472,027	285,093
Allianz AG sponsored ADR	2,574,300	36,401
Allstate Corp.	3,502,300	184,886
American International Group, Inc.	10,197,957	660,828
Genworth Financial, Inc. Class A (non-vtg.)	3,331,200	105,566
Hartford Financial Services Group, Inc.	2,400,600	191,448
Marsh & McLennan Companies, Inc.	1,837,400	53,560
MetLife, Inc. unit	2,020,300	55,255
Montpelier Re Holdings Ltd.	851,100	17,107
PartnerRe Ltd.	1,180,680	75,233

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (000s)

FINANCIALS – continued
Insurance – continued
The St. Paul Travelers Companies, Inc.	5,580,490	$251,289
XL Capital Ltd. Class A	377,380	24,175
		1,940,841
Real Estate – 0.4%
CarrAmerica Realty Corp.	352,100	11,595
Equity Office Properties Trust	1,349,070	41,551
Equity Residential (SBI)	1,352,500	53,086
		106,232
Thrifts & Mortgage Finance – 2.3%
Fannie Mae	6,276,500	298,259
Freddie Mac	2,064,800	126,675
Golden West Financial Corp., Delaware	401,400	23,574
Housing Development Finance Corp. Ltd.	2,557,300	54,919
Sovereign Bancorp, Inc.	3,420,200	73,774
		577,201

TOTAL FINANCIALS		7,062,496

HEALTH CARE – 7.0%
Health Care Equipment & Supplies – 1.0%
Baxter International, Inc.	5,949,500	227,449
Boston Scientific Corp. (a)	599,600	15,062
Thermo Electron Corp. (a)	362,660	10,949
		253,460
Health Care Providers & Services – 0.6%
Cardinal Health, Inc.	1,580,200	98,778
Health Net, Inc. (a)	302,300	14,160
Tenet Healthcare Corp. (a)	3,154,000	26,557
		139,495
Pharmaceuticals – 5.4%
Abbott Laboratories	1,789,100	77,021
Bristol-Myers Squibb Co.	5,692,500	120,510
Eli Lilly & Co.	502,300	25,010
GlaxoSmithKline PLC sponsored ADR	982,900	51,101
Johnson & Johnson	4,538,600	284,207
Merck & Co., Inc.	4,402,000	124,224
Novartis AG sponsored ADR	1,203,900	64,794
Pfizer, Inc.	10,795,600	234,696

Quarterly Report

6

Common Stocks – continued
	Shares	Value (000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Schering-Plough Corp.	8,435,600	$171,580
Wyeth	5,010,300	223,259
		1,376,402

TOTAL HEALTH CARE		1,769,357

INDUSTRIALS – 10.6%
Aerospace & Defense – 3.2%
EADS NV	3,210,414	111,221
Honeywell International, Inc.	6,530,750	223,352
Lockheed Martin Corp.	2,996,100	181,444
Northrop Grumman Corp.	1,492,840	80,091
The Boeing Co.	1,428,100	92,312
United Technologies Corp.	2,491,360	127,757
		816,177
Commercial Services & Supplies – 0.6%
Cendant Corp.	3,959,100	68,968
Waste Management, Inc.	2,929,400	86,447
		155,415
Electrical Equipment – 0.5%
ABB Ltd. sponsored ADR (a)	5,044,900	39,300
Emerson Electric Co.	1,245,600	86,631
		125,931
Industrial Conglomerates – 3.2%
3M Co.	1,228,400	93,334
General Electric Co.	11,311,550	383,575
Textron, Inc.	806,100	58,071
Tyco International Ltd.	10,110,461	266,815
		801,795
Machinery – 2.3%
Caterpillar, Inc.	1,831,300	96,308
Dover Corp.	3,118,100	121,544
Illinois Tool Works, Inc.	362,600	30,734
Ingersoll-Rand Co. Ltd. Class A	3,644,892	137,740
Navistar International Corp. (a)	1,161,400	31,962
SPX Corp.	3,583,700	154,171
		572,459

7 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (000s)

INDUSTRIALS – continued
Road & Rail – 0.8%
Burlington Northern Santa Fe Corp.	2,507,200	$155,597
Union Pacific Corp.	859,500	59,460
		215,057

TOTAL INDUSTRIALS		2,686,834

INFORMATION TECHNOLOGY – 9.2%
Communications Equipment – 1.4%
Avaya, Inc. (a)	3,278,500	37,768
Cisco Systems, Inc. (a)	4,856,100	84,739
Lucent Technologies, Inc. (a)	10,924,000	31,133
Lucent Technologies, Inc. warrants 12/10/07 (a)	17,513	12
Motorola, Inc.	7,284,570	161,426
Nokia Corp. sponsored ADR	2,712,100	45,618
		360,696
Computers & Peripherals – 1.9%
EMC Corp. (a)	1,453,300	20,288
Hewlett-Packard Co.	8,327,361	233,499
International Business Machines Corp.	2,491,300	203,988
Sun Microsystems, Inc. (a)	9,038,400	36,154
		493,929
Electronic Equipment & Instruments – 1.2%
Agilent Technologies, Inc. (a)	2,868,400	91,817
Arrow Electronics, Inc. (a)	1,925,500	56,822
Avnet, Inc. (a)	3,641,100	83,927
Solectron Corp. (a)	13,972,100	49,322
Tektronix, Inc.	451,940	10,386
		292,274
IT Services – 0.4%
Ceridian Corp. (a)	1,219,900	26,728
MoneyGram International, Inc.	2,790,609	67,812
		94,540
Office Electronics – 0.3%
Xerox Corp. (a)	5,982,000	81,176
Semiconductors & Semiconductor Equipment – 2.8%
Analog Devices, Inc.	3,210,000	111,644
Applied Materials, Inc.	5,225,800	85,599

Quarterly Report

8

Common Stocks – continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Freescale Semiconductor, Inc.:
Class A (a)	493,400	$11,689
Class B (a)	3,991,883	95,326
Intel Corp.	10,410,360	244,643
Micron Technology, Inc. (a)	4,199,700	54,554
National Semiconductor Corp.	1,840,600	41,653
Samsung Electronics Co. Ltd.	79,300	41,929
Teradyne, Inc. (a)	1,418,300	19,204
		706,241
Software – 1.2%
Citrix Systems, Inc. (a)	1,556,900	42,924
Microsoft Corp.	8,533,600	219,314
Symantec Corp. (a)	1,399,700	33,383
		295,621

TOTAL INFORMATION TECHNOLOGY		2,324,477

MATERIALS – 5.9%
Chemicals – 3.1%
Air Products & Chemicals, Inc.	1,453,900	83,221
Albemarle Corp.	679,500	23,844
Arch Chemicals, Inc.	915,450	24,049
Ashland, Inc.	602,100	32,218
Celanese Corp. Class A	1,481,100	26,127
Chemtura Corp.	4,003,465	42,837
Dow Chemical Co.	3,721,400	170,663
E.I. du Pont de Nemours & Co.	1,607,100	67,000
Eastman Chemical Co.	904,200	47,706
Georgia Gulf Corp.	1,610,360	46,861
Lyondell Chemical Co.	4,721,011	126,523
PolyOne Corp. (a)	2,729,700	15,750
Praxair, Inc.	851,560	42,076
Rohm & Haas Co.	500,700	21,795
		770,670
Containers & Packaging – 0.3%
Amcor Ltd.	4,282,900	21,361
Smurfit-Stone Container Corp. (a)	5,749,421	60,714
		82,075

9 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (000s)

MATERIALS – continued
Metals & Mining – 1.4%
Alcan, Inc.	2,195,200	$69,165
Alcoa, Inc.	6,106,376	148,324
Freeport-McMoRan Copper & Gold, Inc. Class B	1,772,430	87,593
Phelps Dodge Corp.	324,000	39,032
		344,114
Paper & Forest Products – 1.1%
Bowater, Inc.	883,800	23,421
Georgia-Pacific Corp.	2,973,890	96,741
International Paper Co.	3,171,700	92,550
Weyerhaeuser Co.	1,179,400	74,703
		287,415

TOTAL MATERIALS		1,484,274

TELECOMMUNICATION SERVICES – 5.4%
Diversified Telecommunication Services – 4.5%
BellSouth Corp.	11,480,701	298,728
Consolidated Communications Holdings, Inc.	950,100	12,598
Philippine Long Distance Telephone Co. sponsored ADR	1,561,000	47,064
Qwest Communications International, Inc. (a)	11,748,800	51,225
SBC Communications, Inc.	17,978,044	428,776
Verizon Communications, Inc.	9,719,644	306,266
		1,144,657
Wireless Telecommunication Services – 0.9%
Crown Castle International Corp. (a)	1,676,300	41,103
Sprint Nextel Corp.	3,472,700	80,949
Vodafone Group PLC sponsored ADR	3,563,300	93,572
		215,624

TOTAL TELECOMMUNICATION SERVICES		1,360,281

UTILITIES – 3.2%
Electric Utilities – 0.4%
Entergy Corp.	1,575,500	111,419
Independent Power Producers & Energy Traders – 0.8%
AES Corp. (a)	1,960,600	31,154
Duke Energy Corp.	2,269,300	60,091
TXU Corp.	985,261	99,265
		190,510

Quarterly Report 10

Common Stocks – continued
	Shares	Value (000s)

UTILITIES – continued
Multi-Utilities – 2.0%
Dominion Resources, Inc.	2,653,400	$201,871
NorthWestern Energy Corp.	1,005,600	29,917
Public Service Enterprise Group, Inc.	2,394,900	150,615
Wisconsin Energy Corp.	3,245,900	122,792
		505,195

TOTAL UTILITIES		807,124

TOTAL COMMON STOCKS
(Cost $19,242,044)		24,796,503

Convertible Preferred Stocks — 1.0%

CONSUMER DISCRETIONARY – 0.2%
Automobiles – 0.1%
General Motors Corp.:
Series B, 5.25%	863,700	14,113
Series C, 6.25%	577,800	10,574
		24,687
Hotels, Restaurants & Leisure – 0.1%
Six Flags, Inc. 7.25% PIERS	821,600	18,897
Media – 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	956,400	0

TOTAL CONSUMER DISCRETIONARY		43,584

FINANCIALS – 0.4%
Capital Markets – 0.0%
State Street Corp. 6.75%	56,800	13,791
Consumer Finance – 0.1%
Ford Motor Co. Capital Trust II 6.50%	976,600	30,739
Insurance – 0.3%
Conseco, Inc. Series B, 5.50%	323,900	8,250
The Chubb Corp.:
7.00%	363,600	12,211
Series B, 7.00%	274,000	9,215

11 Quarterly Report

Investments (Unaudited) - continued

Convertible Preferred Stocks – continued
	Shares	Value (000s)

FINANCIALS – continued
Insurance – continued
Travelers Property Casualty Corp. 4.50%	500,000	$12,305
XL Capital Ltd. 6.50%	1,137,200	24,328
		66,309

TOTAL FINANCIALS		110,839

HEALTH CARE – 0.2%
Health Care Equipment & Supplies – 0.1%
Baxter International, Inc. 7.00%	343,300	18,706
Pharmaceuticals – 0.1%
Schering-Plough Corp. 6.00%	429,200	22,628

TOTAL HEALTH CARE		41,334

INFORMATION TECHNOLOGY – 0.2%
Office Electronics – 0.2%
Xerox Corp. Series C, 6.25%	328,778	38,171
MATERIALS – 0.0%
Chemicals – 0.0%
Celanese Corp. 4.25%	157,200	4,160
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $268,946)		238,088

Corporate Bonds — 0.6%
	Principal
	Amount (000s)
Convertible Bonds – 0.5%

CONSUMER DISCRETIONARY – 0.3%
Hotels, Restaurants & Leisure – 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0%
2/2/21	$18,844	9,648
Six Flags, Inc. 4.5% 5/15/15	8,460	10,744
		20,392

Quarterly Report

12

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Convertible Bonds – continued

CONSUMER DISCRETIONARY – continued
Media – 0.2%
Liberty Media Corp.3.5% 1/15/31 (d)	$24,460	$23,971
News America, Inc. liquid yield option note 0%
2/28/21 (d)	49,080	28,589
		52,560

TOTAL CONSUMER DISCRETIONARY		72,952

FINANCIALS – 0.0%
Diversified Financial Services – 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (d)	5,734	5,310
INDUSTRIALS – 0.1%
Airlines – 0.0%
US Airways Group, Inc. 7% 9/30/20 (d)	7,530	9,218
Industrial Conglomerates – 0.1%
Tyco International Group SA yankee 3.125% 1/15/23 .	11,750	15,031

TOTAL INDUSTRIALS		24,249

TELECOMMUNICATION SERVICES – 0.1%
Diversified Telecommunication Services – 0.1%
Level 3 Communications, Inc. 5.25% 12/15/11 (d)	28,080	22,464

TOTAL CONVERTIBLE BONDS		124,975
Nonconvertible Bonds – 0.1%

MATERIALS – 0.1%
Chemicals – 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	25,258
TOTAL CORPORATE BONDS
(Cost $158,392)		150,233

13 Quarterly Report

Investments (Unaudited) - continued

Money Market Funds — 0.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.92% (b)
(Cost $160,467)	160,467,409	$ 160,467
TOTAL INVESTMENT PORTFOLIO – 100.3%
(Cost $19,829,849)		25,345,291
NET OTHER ASSETS – (0.3)%		(67,489)
NET ASSETS – 100%		$ 25,277,802
Security Type Abbreviation
PIERS — Preferred Income Equity
Redeemable Securities

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Affiliated company

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $89,552,000 or 0.4% of net assets.

Quarterly Report

14

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value,
Affiliate	beginning of		Proceeds	Income	end of
(Amounts in thousands)	period				period
Big Lots, Inc	$59,770	$4,801	$—	$—	$65,897
Total	$59,770	$4,801	$—	$—	$65,897

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $19,834,383,000. Net unrealized appreciation aggregated $5,510,908,000, of which $6,957,123,000 related to appreciated investment securities and $1,446,215,000 related to depreciated investment securities.

15 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

16

     Quarterly Holdings Report for Fidelity® Large Cap Growth Fund

October 31, 2005

1.809091.101 LCG-QTLY-1205

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 99.3%
	Shares	Value

CONSUMER DISCRETIONARY – 15.9%
Distributors – 2.6%
Building Material Holding Corp.	32,400	$ 2,754,324
Hotels, Restaurants & Leisure – 1.7%
Penn National Gaming, Inc. (a)	62,900	1,858,695
Household Durables – 11.0%
D.R. Horton, Inc.	85,000	2,608,650
KB Home	46,000	3,006,100
Lennar Corp. Class A	56,500	3,140,270
Ryland Group, Inc.	46,400	3,122,720
		11,877,740
Multiline Retail – 0.4%
Nordstrom, Inc.	13,300	460,845
Textiles, Apparel & Luxury Goods – 0.2%
Timberland Co. Class A (a)	9,600	270,240

TOTAL CONSUMER DISCRETIONARY		17,221,844

CONSUMER STAPLES – 11.3%
Food & Staples Retailing – 4.3%
7-Eleven, Inc. (a)	13,900	519,999
Costco Wholesale Corp.	7,100	343,356
Wal-Mart Stores, Inc.	32,500	1,537,575
Walgreen Co.	30,600	1,390,158
Whole Foods Market, Inc.	6,000	864,780
		4,655,868
Food Products – 4.4%
General Mills, Inc.	34,600	1,669,796
Hormel Foods Corp.	4,800	152,640
Kellogg Co.	28,500	1,258,845
Seaboard Corp.	819	1,163,799
Tyson Foods, Inc. Class A	25,600	455,680
		4,700,760
Household Products – 0.5%
Procter & Gamble Co.	9,282	519,699
Tobacco – 2.1%
Altria Group, Inc.	30,500	2,289,025

TOTAL CONSUMER STAPLES		12,165,352

ENERGY – 4.2%
Oil, Gas & Consumable Fuels – 4.2%
Frontier Oil Corp.	9,500	350,360
Sunoco, Inc.	30,300	2,257,350
Tesoro Corp.	4,400	269,060
Valero Energy Corp.	15,600	1,641,744
		4,518,514

FINANCIALS – 6.0%
Commercial Banks – 1.0%
Wells Fargo & Co.	18,100	1,089,620

Quarterly Report

2

	Shares	Value
Consumer Finance – 1.1%
American Express Co.	23,600	$ 1,174,572
Insurance – 0.7%
UICI	20,800	751,296
Thrifts & Mortgage Finance – 3.2%
Golden West Financial Corp., Delaware	10,800	634,284
MGIC Investment Corp.	14,900	882,676
Radian Group, Inc.	36,500	1,901,650
		3,418,610

TOTAL FINANCIALS		6,434,098

HEALTH CARE – 19.7%
Biotechnology – 9.7%
Amgen, Inc. (a)	24,700	1,871,272
Biogen Idec, Inc. (a)	63,100	2,563,753
Genentech, Inc. (a)	15,100	1,368,060
Gilead Sciences, Inc. (a)	74,400	3,515,400
United Therapeutics Corp. (a)	15,700	1,159,602
		10,478,087
Health Care Equipment & Supplies – 0.4%
Stryker Corp.	10,700	439,449
Health Care Providers & Services – 6.7%
Aetna, Inc.	39,300	3,480,408
CIGNA Corp.	27,000	3,128,490
Community Health Systems, Inc. (a)	18,800	697,668
		7,306,566
Pharmaceuticals – 2.9%
Johnson & Johnson	49,500	3,099,690

TOTAL HEALTH CARE		21,323,792

INDUSTRIALS – 13.0%
Aerospace & Defense – 2.6%
L-3 Communications Holdings, Inc.	13,800	1,073,916
Northrop Grumman Corp.	17,400	933,510
United Technologies Corp.	14,700	753,816
		2,761,242
Air Freight & Logistics – 0.2%
FedEx Corp.	2,200	202,246
Electrical Equipment – 0.7%
Rockwell Automation, Inc.	13,500	717,525
Industrial Conglomerates – 2.5%
General Electric Co.	80,700	2,736,537
Machinery – 3.7%
Deere & Co.	36,600	2,220,888
Joy Global, Inc.	38,800	1,779,756
		4,000,644
Road & Rail – 3.3%
CSX Corp.	15,600	714,636

3 Quarterly Report

Fidelity Large Cap Growth Fund
Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

INDUSTRIALS – continued
Road & Rail – continued
Norfolk Southern Corp.	66,650	$ 2,679,330
Yellow Roadway Corp. (a)	4,200	190,890
		3,584,856

TOTAL INDUSTRIALS		14,003,050

INFORMATION TECHNOLOGY – 26.0%
Computers & Peripherals – 8.2%
Apple Computer, Inc. (a)	64,000	3,685,760
Dell, Inc. (a)	35,700	1,138,116
Hewlett-Packard Co.	120,200	3,370,408
QLogic Corp. (a)	8,300	250,328
Western Digital Corp. (a)	37,400	452,540
		8,897,152
Internet Software & Services – 2.1%
Google, Inc. Class A (sub. vtg.) (a)	2,200	818,708
Websense, Inc. (a)	23,700	1,400,196
		2,218,904
IT Services – 0.6%
Cognizant Technology Solutions Corp. Class A (a)	15,000	659,700
Semiconductors & Semiconductor Equipment – 7.6%
Intel Corp.	108,500	2,549,750
Lam Research Corp. (a)	26,800	904,232
Marvell Technology Group Ltd. (a)	47,500	2,204,475
MEMC Electronic Materials, Inc. (a)	15,400	276,276
Tessera Technologies, Inc. (a)	11,200	312,480
Texas Instruments, Inc.	68,800	1,964,240
		8,211,453
Software – 7.5%
Activision, Inc. (a)	105,810	1,668,624
Autodesk, Inc. (a)	44,700	2,017,311
McAfee, Inc. (a)	54,800	1,645,644
Microsoft Corp.	51,900	1,333,830
Quest Software, Inc. (a)	103,337	1,437,418
		8,102,827

TOTAL INFORMATION TECHNOLOGY		28,090,036

MATERIALS – 1.8%
Chemicals – 0.5%
Dow Chemical Co.	11,200	513,632
Containers & Packaging – 0.1%
Silgan Holdings, Inc.	4,500	144,765

Quarterly Report

4

	Shares	Value
Metals & Mining – 1.2%
Allegheny Technologies, Inc.	11,200	$ 321,552
Quanex Corp.	17,100	990,261
		1,311,813

TOTAL MATERIALS		1,970,210

TELECOMMUNICATION SERVICES – 0.6%
Diversified Telecommunication Services – 0.3%
Qwest Communications International, Inc. (a)	82,500	359,700
Wireless Telecommunication Services – 0.3%
Nextel Partners, Inc. Class A (a)	11,500	289,225
TOTAL TELECOMMUNICATION SERVICES		648,925

UTILITIES – 0.8%
Independent Power Producers & Energy Traders – 0.8%
TXU Corp.	8,300	836,225
TOTAL COMMON STOCKS
(Cost $100,036,232)		107,212,046

Money Market Funds — 0.8%

Fidelity Cash Central Fund, 3.92% (b)
(Cost $900,678)	900,678	900,678

TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $100,936,910)		108,112,724

NET OTHER ASSETS – (0.1)%		(154,449)

NET ASSETS – 100%	$ 107,958,275

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $101,331,117. Net unrealized appreciation aggregated $6,781,607, of which $9,654,134 related to appreciated investment securities and $2,872,527 related to depreciated investment securities.

5 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

6

     Quarterly Holdings Report for Fidelity® Large Cap Value Fund

October 31, 2005

1.809080.101 LCV-QTLY-1205

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 97.6%
	Shares	Value

CONSUMER DISCRETIONARY – 8.8%
Auto Components – 0.6%
Goodyear Tire & Rubber Co. (a)	162,500	$ 2,541,500
Hotels, Restaurants & Leisure – 0.4%
McDonald’s Corp.	45,100	1,425,160
Household Durables – 3.2%
KB Home	50,900	3,326,315
Lennar Corp. Class A	66,800	3,712,744
Ryland Group, Inc.	39,600	2,665,080
Standard Pacific Corp.	76,000	2,932,080
		12,636,219
Internet & Catalog Retail – 0.1%
IAC/InterActiveCorp (a)	14,800	378,880
Multiline Retail – 1.6%
Federated Department Stores, Inc.	104,500	6,413,165
Specialty Retail – 1.0%
American Eagle Outfitters, Inc.	81,400	1,916,970
Home Depot, Inc.	53,700	2,203,848
		4,120,818
Textiles, Apparel & Luxury Goods – 1.9%
Polo Ralph Lauren Corp. Class A	111,200	5,471,040
Timberland Co. Class A (a)	81,500	2,294,225
		7,765,265

TOTAL CONSUMER DISCRETIONARY		35,281,007

CONSUMER STAPLES – 5.6%
Food & Staples Retailing – 1.0%
BJ’s Wholesale Club, Inc. (a)	138,100	3,933,088
Food Products – 2.4%
Archer-Daniels-Midland Co.	95,800	2,334,646
General Mills, Inc.	99,400	4,797,044
Tyson Foods, Inc. Class A	151,500	2,696,700
		9,828,390
Household Products – 0.8%
Clorox Co.	62,900	3,404,148
Tobacco – 1.4%
Altria Group, Inc.	73,000	5,478,650

TOTAL CONSUMER STAPLES		22,644,276

ENERGY – 14.2%
Energy Equipment & Services – 0.6%
Lone Star Technologies, Inc. (a)	49,700	2,273,775
Oil, Gas & Consumable Fuels – 13.6%
Anadarko Petroleum Corp	23,900	2,167,969
Burlington Resources, Inc.	52,500	3,791,550
Chevron Corp.	102,200	5,832,554
ConocoPhillips	117,400	7,675,612
Devon Energy Corp.	31,000	1,871,780
Exxon Mobil Corp.	336,300	18,879,883

Quarterly Report

2

	Shares	Value
Kerr-McGee Corp.	7,400	$ 629,296
Sunoco, Inc.	80,200	5,974,900
Valero Energy Corp.	76,500	8,050,860
		54,874,404

TOTAL ENERGY		57,148,179

FINANCIALS – 35.3%
Capital Markets – 2.2%
Bank of New York Co., Inc.	47,600	1,489,404
Lehman Brothers Holdings, Inc.	60,700	7,263,969
		8,753,373
Commercial Banks – 6.2%
Bank of America Corp.	239,200	10,462,608
U.S. Bancorp, Delaware	115,200	3,407,616
UnionBanCal Corp.	77,900	5,334,592
Wells Fargo & Co.	94,510	5,689,502
		24,894,318
Consumer Finance – 1.9%
American Express Co.	98,500	4,902,345
Capital One Financial Corp.	39,000	2,977,650
		7,879,995
Diversified Financial Services – 3.6%
CIT Group, Inc.	121,300	5,547,049
Citigroup, Inc.	192,560	8,815,397
		14,362,446
Insurance – 16.3%
ACE Ltd.	55,600	2,896,760
AFLAC, Inc.	42,000	2,006,760
Allstate Corp.	98,100	5,178,699
AMBAC Financial Group, Inc.	25,200	1,786,428
American Financial Group, Inc., Ohio	111,200	3,800,816
American International Group, Inc.	94,600	6,130,080
First American Corp., California	129,900	5,692,218
Genworth Financial, Inc. Class A (non-vtg.)	101,700	3,222,873
MBIA, Inc.	20,000	1,164,800
MetLife, Inc.	147,400	7,283,034
Old Republic International Corp.	43,900	1,137,449
Philadelphia Consolidated Holdings Corp. (a)	54,489	5,245,111
Prudential Financial, Inc.	28,500	2,074,515
The Chubb Corp.	79,700	7,409,709
The St. Paul Travelers Companies, Inc.	74,900	3,372,747
W.R. Berkley Corp.	158,900	6,943,930
		65,345,929
Real Estate – 1.8%
Simon Property Group, Inc.	21,200	1,518,344
Trizec Properties, Inc.	196,500	4,372,125
Vornado Realty Trust	18,700	1,514,700
		7,405,169

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

FINANCIALS – continued
Thrifts & Mortgage Finance – 3.3%
Golden West Financial Corp., Delaware	29,800	$ 1,750,154
MGIC Investment Corp.	75,600	4,478,544
Radian Group, Inc.	123,100	6,413,510
The PMI Group, Inc.	16,800	669,984
		13,312,192

TOTAL FINANCIALS		141,953,422

HEALTH CARE – 6.9%
Health Care Providers & Services – 5.7%
Aetna, Inc.	63,100	5,588,136
AmerisourceBergen Corp.	54,900	4,187,223
CIGNA Corp.	48,600	5,631,282
Community Health Systems, Inc. (a)	89,600	3,325,056
McKesson Corp.	92,900	4,220,447
		22,952,144
Pharmaceuticals – 1.2%
Pfizer, Inc.	211,300	4,593,662

TOTAL HEALTH CARE		27,545,806

INDUSTRIALS – 6.2%
Aerospace & Defense – 1.5%
Precision Castparts Corp.	83,400	3,949,824
Raytheon Co.	60,700	2,242,865
		6,192,689
Building Products – 0.5%
Masco Corp.	68,600	1,955,100
Commercial Services & Supplies – 0.8%
Cendant Corp.	185,950	3,239,249
Industrial Conglomerates – 0.2%
General Electric Co.	23,800	807,058
Machinery – 1.0%
Cummins, Inc.	26,400	2,253,768
Deere & Co.	30,400	1,844,672
		4,098,440
Road & Rail – 2.2%
Burlington Northern Santa Fe Corp.	41,900	2,600,314
CSX Corp.	35,600	1,630,836
Norfolk Southern Corp.	111,100	4,466,220
		8,697,370

TOTAL INDUSTRIALS		24,989,906

INFORMATION TECHNOLOGY – 4.5%
Communications Equipment – 1.5%
Motorola, Inc.	276,400	6,125,024
Computers & Peripherals – 2.6%
Hewlett-Packard Co.	380,200	10,660,808

Quarterly Report

4

	Shares	Value
Software – 0.4%
BEA Systems, Inc. (a)	166,300	$ 1,466,766
TOTAL INFORMATION TECHNOLOGY		18,252,598

MATERIALS – 4.1%
Chemicals – 1.8%
Dow Chemical Co.	97,450	4,469,057
Praxair, Inc.	53,300	2,633,553
		7,102,610
Metals & Mining – 1.9%
Newmont Mining Corp.	23,000	979,800
Nucor Corp.	59,700	3,573,045
Phelps Dodge Corp.	26,400	3,180,408
		7,733,253
Paper & Forest Products – 0.4%
Weyerhaeuser Co.	22,700	1,437,818
TOTAL MATERIALS		16,273,681

TELECOMMUNICATION SERVICES – 5.2%
Diversified Telecommunication Services – 2.9%
BellSouth Corp.	40,800	1,061,616
Qwest Communications International, Inc. (a)	1,506,200	6,567,032
Verizon Communications, Inc.	118,700	3,740,237
		11,368,885
Wireless Telecommunication Services – 2.3%
Sprint Nextel Corp.	400,314	9,331,319
TOTAL TELECOMMUNICATION SERVICES		20,700,204

UTILITIES – 6.8%
Electric Utilities – 2.0%
American Electric Power Co., Inc.	18,800	713,648
Edison International	155,700	6,813,432
PPL Corp.	23,900	749,026
		8,276,106
Gas Utilities – 1.0%
Questar Corp.	4,100	322,875
UGI Corp.	154,700	3,650,920
		3,973,795
Independent Power Producers & Energy Traders – 1.5%
Duke Energy Corp.	59,500	1,575,560
TXU Corp.	43,600	4,392,700
		5,968,260
Multi-Utilities – 2.3%
CenterPoint Energy, Inc.	26,700	353,508
CMS Energy Corp. (a)	394,200	5,877,522

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Multi-Utilities – continued
Dominion Resources, Inc.	19,400	$ 1,475,952
PG&E Corp.	41,430	1,507,223
		9,214,205
TOTAL UTILITIES		27,432,366
TOTAL COMMON STOCKS
(Cost $374,676,633)		392,221,445
Investment Companies — 1.7%
iShares Russell 1000 Value Index Fund
(Cost $6,870,697)	104,000	6,950,320
Money Market Funds — 1.5%
Fidelity Cash Central Fund, 3.92% (b)	2,364,168	2,364,168
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	3,455,550	3,455,550
TOTAL MONEY MARKET FUNDS
(Cost $5,819,718)		5,819,718
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $387,367,048)		404,991,483
NET OTHER ASSETS – (0.8)%		(3,252,063)
NET ASSETS – 100%	$ 401,739,420
Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $387,836,114. Net unrealized appreciation aggregated $17,155,369, of which $28,446,610 related to appreciated investment securities and $11,291,241 related to depreciated investment securities.

Quarterly Report

6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

7 Quarterly Report

     Quarterly Holdings Report for Fidelity® Mid Cap Growth Fund

October 31, 2005

1.809081.101 MCG-QTLY-1205

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 97.4%
	Shares	Value

CONSUMER DISCRETIONARY – 21.8%
Automobiles – 0.5%
Harley-Davidson, Inc.	17,300	$ 856,869
Distributors – 2.5%
Building Material Holding Corp.	48,900	4,156,988
Diversified Consumer Services – 0.2%
Bright Horizons Family Solutions, Inc. (a)	10,000	399,700
Hotels, Restaurants & Leisure – 4.9%
Boyd Gaming Corp.	27,600	1,138,500
International Game Technology	18,500	490,065
Isle of Capri Casinos, Inc. (a)	83,000	1,766,240
Monarch Casino & Resort, Inc. (a)	74,100	1,435,317
Penn National Gaming, Inc. (a)	54,400	1,607,520
Station Casinos, Inc.	28,800	1,846,080
		8,283,722
Household Durables – 7.0%
D.R. Horton, Inc.	95,166	2,920,645
KB Home	54,700	3,574,645
Lennar Corp. Class A	29,600	1,645,168
Ryland Group, Inc.	53,200	3,580,360
		11,720,818
Media – 2.5%
EchoStar Communications Corp. Class A	65,300	1,754,611
Getty Images, Inc. (a)	6,300	522,963
Gray Television, Inc.	49,900	449,100
Interactive Data Corp.	23,800	552,160
Liberty Corp., South Carolina	2,400	111,456
McGraw-Hill Companies, Inc.	7,600	371,944
Navarre Corp. (a)	27,000	119,610
The Reader’s Digest Association, Inc. (non-vtg.)	15,500	237,460
		4,119,304
Multiline Retail – 1.8%
Federated Department Stores, Inc.	6,900	423,453
Nordstrom, Inc.	75,000	2,598,750
		3,022,203
Specialty Retail – 2.2%
Bed Bath & Beyond, Inc. (a)	33,200	1,345,264
TJX Companies, Inc.	20,200	434,906
Urban Outfitters, Inc. (a)	65,400	1,852,782
		3,632,952
Textiles, Apparel & Luxury Goods – 0.2%
Timberland Co. Class A (a)	13,000	365,950

TOTAL CONSUMER DISCRETIONARY		36,558,506

CONSUMER STAPLES – 3.2%
Beverages – 1.1%
Hansen Natural Corp. (a)	35,200	1,778,304

Quarterly Report

2

	Shares	Value
Food & Staples Retailing – 0.6%
BJ’s Wholesale Club, Inc. (a)	21,400	$ 609,472
Whole Foods Market, Inc.	2,500	360,325
		969,797
Food Products – 0.8%
Seaboard Corp.	930	1,321,530
Personal Products – 0.7%
Playtex Products, Inc. (a)	92,700	1,241,253

TOTAL CONSUMER STAPLES		5,310,884

ENERGY – 10.9%
Energy Equipment & Services – 0.3%
Lone Star Technologies, Inc. (a)	12,900	590,175
Oil, Gas & Consumable Fuels – 10.6%
Anadarko Petroleum Corp	5,000	453,550
Frontier Oil Corp.	65,300	2,408,264
Holly Corp.	26,400	1,520,640
Sunoco, Inc.	53,000	3,948,500
Tesoro Corp.	61,900	3,785,185
Ultra Petroleum Corp. (a)	42,200	2,215,078
Valero Energy Corp.	32,400	3,409,776
		17,740,993

TOTAL ENERGY		18,331,168

FINANCIALS – 7.7%
Capital Markets – 1.8%
American Capital Strategies Ltd.	12,300	461,988
Ameritrade Holding Corp. (a)	35,200	740,256
Franklin Resources, Inc.	7,500	662,775
Legg Mason, Inc.	4,050	434,606
Northern Trust Corp.	9,300	498,480
T. Rowe Price Group, Inc.	4,400	288,288
		3,086,393
Commercial Banks – 0.1%
Synovus Financial Corp.	7,000	192,290
Consumer Finance – 0.9%
Capital One Financial Corp.	12,000	916,200
CompuCredit Corp. (a)	13,700	600,334
		1,516,534
Diversified Financial Services – 0.7%
Chicago Mercantile Exchange Holdings, Inc. Class A	2,200	803,330
Moody’s Corp.	7,800	415,428
		1,218,758
Insurance – 0.8%
Universal American Financial Corp. (a)	86,491	1,280,067
Real Estate – 1.7%
Consolidated-Tomoka Land Co.	400	23,816
Host Marriott Corp.	26,800	449,972

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

FINANCIALS – continued
Real Estate – continued
Jones Lang LaSalle, Inc.	16,400	$ 824,592
Vornado Realty Trust	19,100	1,547,100
		2,845,480
Thrifts & Mortgage Finance – 1.7%
MGIC Investment Corp.	2,000	118,480
Radian Group, Inc.	52,100	2,714,410
		2,832,890

TOTAL FINANCIALS		12,972,412

HEALTH CARE – 16.3%
Biotechnology – 5.7%
Biogen Idec, Inc. (a)	68,300	2,775,029
Gilead Sciences, Inc. (a)	67,400	3,184,650
MedImmune, Inc. (a)	13,500	472,230
United Therapeutics Corp. (a)	41,300	3,050,418
		9,482,327
Health Care Equipment & Supplies – 1.9%
American Medical Systems Holdings, Inc. (a)	85,600	1,399,560
Biomet, Inc.	7,500	261,225
Dade Behring Holdings, Inc.	22,200	799,422
ResMed, Inc. (a)	18,100	690,153
		3,150,360
Health Care Providers & Services – 7.4%
Aetna, Inc.	37,500	3,321,000
CIGNA Corp.	27,700	3,209,599
Gentiva Health Services, Inc. (a)	28,200	414,258
PacifiCare Health Systems, Inc. (a)	21,600	1,778,976
Per-Se Technologies, Inc. (a)	18,900	420,147
Pharmaceutical Product Development, Inc.	34,400	1,976,968
Quest Diagnostics, Inc.	8,700	406,377
Sierra Health Services, Inc. (a)	12,900	967,500
		12,494,825
Pharmaceuticals – 1.3%
Forest Laboratories, Inc. (a)	24,500	928,795
Impax Laboratories, Inc. (a)	76,100	806,660
Sepracor, Inc. (a)	8,500	478,125
		2,213,580

TOTAL HEALTH CARE		27,341,092

INDUSTRIALS – 11.7%
Aerospace & Defense – 0.9%
L-3 Communications Holdings, Inc.	20,400	1,587,528
Air Freight & Logistics – 0.3%
C.H. Robinson Worldwide, Inc.	12,600	444,276

Quarterly Report

4

	Shares	Value
Commercial Services & Supplies – 3.1%
Avery Dennison Corp.	2,400	$ 135,960
Cintas Corp.	6,300	255,591
Clean Harbors, Inc. (a)	14,300	484,770
Copart, Inc. (a)	12,800	299,392
CoStar Group, Inc. (a)	10,900	522,655
Dun & Bradstreet Corp. (a)	38,000	2,406,160
Korn/Ferry International (a)	45,500	783,510
Mine Safety Appliances Co.	8,200	343,498
		5,231,536
Construction & Engineering – 1.0%
Washington Group International, Inc. (a)	35,600	1,769,320
Electrical Equipment – 1.4%
Rockwell Automation, Inc.	26,600	1,413,790
Thomas & Betts Corp. (a)	23,500	914,620
		2,328,410
Industrial Conglomerates – 0.3%
Walter Industries, Inc.	10,200	465,834
Machinery – 3.1%
Deere & Co.	34,400	2,087,392
Ingersoll-Rand Co. Ltd. Class A	10,300	389,237
Joy Global, Inc.	28,600	1,311,882
Timken Co.	25,600	726,016
Toro Co.	20,200	737,502
		5,252,029
Road & Rail – 1.6%
Norfolk Southern Corp.	45,400	1,825,080
Yellow Roadway Corp. (a)	17,800	809,010
		2,634,090

TOTAL INDUSTRIALS		19,713,023

INFORMATION TECHNOLOGY – 20.9%
Communications Equipment – 0.9%
Harris Corp.	25,100	1,031,610
Plantronics, Inc.	14,200	423,870
		1,455,480
Computers & Peripherals – 5.0%
Apple Computer, Inc. (a)	65,600	3,777,904
Emulex Corp. (a)	26,200	484,962
NCR Corp. (a)	15,300	462,366
Network Appliance, Inc. (a)	9,100	248,976
QLogic Corp. (a)	61,900	1,866,904
Western Digital Corp. (a)	129,000	1,560,900
		8,402,012
Electronic Equipment & Instruments – 0.2%
Amphenol Corp. Class A	6,600	263,802
Internet Software & Services – 0.9%
Websense, Inc. (a)	26,200	1,547,896

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
IT Services – 0.8%
Affiliated Computer Services, Inc.
Class A (a)	18,900	$ 1,022,679
Cognizant Technology Solutions Corp. Class A (a)	9,100	400,218
		1,422,897
Semiconductors & Semiconductor Equipment – 7.2%
Altera Corp. (a)	14,700	244,755
Analog Devices, Inc.	14,400	500,832
FormFactor, Inc. (a)	1,100	27,082
Lam Research Corp. (a)	65,400	2,206,596
Linear Technology Corp.	9,500	315,495
Marvell Technology Group Ltd. (a)	72,300	3,355,443
MEMC Electronic Materials, Inc. (a)	21,700	389,298
Microchip Technology, Inc.	11,200	337,904
NVIDIA Corp. (a)	40,700	1,365,485
SigmaTel, Inc. (a)	14,000	190,540
Silicon Image, Inc. (a)	88,100	808,758
Tessera Technologies, Inc. (a)	61,200	1,707,480
Trident Microsystems, Inc. (a)	23,000	695,980
		12,145,648
Software – 5.9%
Activision, Inc. (a)	177,966	2,806,524
Autodesk, Inc. (a)	56,200	2,536,306
McAfee, Inc. (a)	53,400	1,603,602
Quest Software, Inc. (a)	170,400	2,370,264
THQ, Inc. (a)	25,300	586,454
		9,903,150

TOTAL INFORMATION TECHNOLOGY		35,140,885

MATERIALS – 2.8%
Metals & Mining – 2.8%
Carpenter Technology Corp.	8,400	506,520
Cleveland-Cliffs, Inc.	9,900	807,246
Nucor Corp.	24,200	1,448,370
Quanex Corp.	34,500	1,997,895
		4,760,031

TELECOMMUNICATION SERVICES – 1.4%
Wireless Telecommunication Services – 1.4%
American Tower Corp. Class A (a)	21,405	510,509
Nextel Partners, Inc. Class A (a)	72,100	1,813,315
		2,323,824

Quarterly Report

6

	Shares	Value
UTILITIES – 0.7%
Independent Power Producers & Energy Traders – 0.7%
AES Corp. (a)	31,600	$ 502,124
TXU Corp.	6,600	664,950
		1,167,074
TOTAL COMMON STOCKS
(Cost $148,505,325)		163,618,899
Investment Companies — 0.7%
iShares Russell Midcap Growth Index Fund
(Cost $1,104,948)	12,700	1,122,680
Money Market Funds — 3.0%
Fidelity Cash Central Fund, 3.92% (b)	2,184,386	2,184,386
Fidelity Securities Lending Cash Central Fund, 4.09% (b)(c)	2,864,825	2,864,825
TOTAL MONEY MARKET FUNDS
(Cost $5,049,211)		5,049,211

TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $154,659,484)		169,790,790

NET OTHER ASSETS – (1.1)%		(1,908,419)
NET ASSETS – 100%	$ 167,882,371

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $155,146,080. Net unrealized appreciation aggregated $14,644,710, of which $21,125,373 related to appreciated investment securities and $6,480,663 related to depreciated investment securities.

7 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

8

     Quarterly Holdings Report for Fidelity® Mid Cap Value Fund

October 31, 2005

1.809074.101 MCV-QTLY-1205

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks — 95.8%
	Shares	Value

CONSUMER DISCRETIONARY – 11.5%
Auto Components – 2.1%
Goodyear Tire & Rubber Co. (a)	132,300	$ 2,069,172
Johnson Controls, Inc.	32,700	2,225,235
TRW Automotive Holdings Corp. (a)	27,600	746,580
		5,040,987
Household Durables – 4.2%
Lennar Corp. Class A	54,400	3,023,552
Ryland Group, Inc.	37,700	2,537,210
Standard Pacific Corp.	60,500	2,334,090
The Stanley Works	12,000	575,160
Toll Brothers, Inc. (a)	43,700	1,612,967
		10,082,979
Multiline Retail – 2.1%
Federated Department Stores, Inc.	84,000	5,155,080
Specialty Retail – 0.5%
American Eagle Outfitters, Inc.	48,600	1,144,530
Textiles, Apparel & Luxury Goods – 2.6%
Columbia Sportswear Co. (a)	10,000	424,300
Liz Claiborne, Inc.	16,700	587,840
Polo Ralph Lauren Corp. Class A	75,100	3,694,920
Timberland Co. Class A (a)	53,800	1,514,470
		6,221,530

TOTAL CONSUMER DISCRETIONARY		27,645,106

CONSUMER STAPLES – 7.7%
Beverages – 0.9%
Coca-Cola Enterprises, Inc.	57,200	1,081,080
Pepsi Bottling Group, Inc.	41,400	1,177,002
		2,258,082
Food & Staples Retailing – 2.0%
BJ’s Wholesale Club, Inc. (a)	84,300	2,400,864
SUPERVALU, Inc.	72,300	2,272,389
		4,673,253
Food Products – 2.4%
Archer-Daniels-Midland Co.	84,300	2,054,391
Pilgrims Pride Corp. Class B	42,700	1,344,196
Tyson Foods, Inc. Class A	136,000	2,420,800
		5,819,387
Household Products – 1.3%
Clorox Co.	41,500	2,245,980
Energizer Holdings, Inc. (a)	16,700	843,183
		3,089,163
Personal Products – 1.1%
Playtex Products, Inc. (a)	187,300	2,507,947

TOTAL CONSUMER STAPLES		18,347,832

Quarterly Report

2

	Shares	Value

ENERGY – 4.8%
Energy Equipment & Services – 0.3%
Helmerich & Payne, Inc.	15,400	$ 853,160
Oil, Gas & Consumable Fuels – 4.5%
Devon Energy Corp.	11,000	664,180
El Paso Corp.	79,800	946,428
Forest Oil Corp. (a)	32,900	1,437,072
Kerr-McGee Corp.	15,600	1,326,624
Remington Oil & Gas Corp. (a)	23,000	805,000
Sunoco, Inc.	51,100	3,806,950
Tesoro Corp.	17,100	1,045,665
Valero Energy Corp.	6,200	652,488
		10,684,407

TOTAL ENERGY		11,537,567

FINANCIALS – 30.6%
Commercial Banks – 2.8%
M&T Bank Corp.	13,300	1,430,814
Marshall & Ilsley Corp.	32,800	1,409,088
UnionBanCal Corp.	55,500	3,800,640
		6,640,542
Consumer Finance – 0.9%
AmeriCredit Corp. (a)	41,700	931,995
Capital One Financial Corp.	15,400	1,175,790
		2,107,785
Diversified Financial Services – 1.9%
CIT Group, Inc.	102,200	4,673,606
Insurance – 17.1%
ACE Ltd.	47,600	2,479,960
AMBAC Financial Group, Inc.	32,770	2,323,065
American Financial Group, Inc., Ohio	77,500	2,648,950
Assurant, Inc.	63,000	2,406,600
Commerce Group, Inc., Massachusetts	28,700	1,630,734
Fidelity National Financial, Inc.	22,700	850,342
Fidelity National Title Group, Inc. Class A	2,887	62,792
First American Corp., California	76,800	3,365,376
LandAmerica Financial Group, Inc.	36,400	2,299,024
MBIA, Inc.	32,100	1,869,504
MetLife, Inc.	74,600	3,685,986
Old Republic International Corp.	71,300	1,847,383
Philadelphia Consolidated Holdings Corp. (a)	36,900	3,551,994
StanCorp Financial Group, Inc.	20,800	1,915,680
The Chubb Corp.	32,600	3,030,822
United Fire & Casualty Co.	55,600	2,503,112
W.R. Berkley Corp.	100,200	4,378,740
		40,850,064
Real Estate – 4.3%
Equity Residential (SBI)	53,400	2,095,950
General Growth Properties, Inc.	25,500	1,083,240
Kimco Realty Corp.	36,900	1,092,978

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

FINANCIALS – continued
Real Estate – continued
Public Storage, Inc.	14,200	$ 940,040
Trizec Properties, Inc.	155,000	3,448,750
Vornado Realty Trust	20,600	1,668,600
		10,329,558
Thrifts & Mortgage Finance – 3.6%
MGIC Investment Corp.	68,300	4,046,092
Radian Group, Inc.	79,700	4,152,370
The PMI Group, Inc.	12,100	482,548
		8,681,010

TOTAL FINANCIALS		73,282,565

HEALTH CARE – 4.9%
Health Care Providers & Services – 4.6%
AmerisourceBergen Corp.	31,500	2,402,505
CIGNA Corp.	31,000	3,591,970
Community Health Systems, Inc. (a)	58,600	2,174,646
McKesson Corp.	61,200	2,780,316
		10,949,437
Pharmaceuticals – 0.3%
Watson Pharmaceuticals, Inc. (a)	25,300	874,368

TOTAL HEALTH CARE		11,823,805

INDUSTRIALS – 6.6%
Aerospace & Defense – 2.4%
L-3 Communications Holdings, Inc.	26,600	2,070,012
Precision Castparts Corp.	74,300	3,518,848
		5,588,860
Commercial Services & Supplies – 0.3%
Waste Management, Inc.	23,600	696,436
Electrical Equipment – 0.7%
Rockwell Automation, Inc.	32,400	1,722,060
Machinery – 1.2%
Cummins, Inc.	28,700	2,450,119
Terex Corp. (a)	8,800	483,736
		2,933,855
Road & Rail – 2.0%
CSX Corp.	27,400	1,255,194
Norfolk Southern Corp.	89,900	3,613,980
		4,869,174

TOTAL INDUSTRIALS		15,810,385

INFORMATION TECHNOLOGY – 7.8%
Communications Equipment – 1.7%
Harris Corp.	77,500	3,185,250
Motorola, Inc.	43,100	955,096
		4,140,346

Quarterly Report

4

	Shares	Value
Computers & Peripherals – 0.6%
NCR Corp. (a)	42,900	$ 1,296,438
Electronic Equipment & Instruments – 2.1%
Arrow Electronics, Inc. (a)	130,400	3,848,104
Avnet, Inc. (a)	54,900	1,265,445
		5,113,549
IT Services – 0.7%
Affiliated Computer Services, Inc. Class A (a)	29,800	1,612,478
Semiconductors & Semiconductor Equipment – 0.6%
Lam Research Corp. (a)	39,400	1,329,356
Software – 2.1%
BEA Systems, Inc. (a)	383,300	3,380,706
Cadence Design Systems, Inc. (a)	108,800	1,738,624
		5,119,330

TOTAL INFORMATION TECHNOLOGY		18,611,497

MATERIALS – 6.7%
Chemicals – 2.8%
Eastman Chemical Co.	54,200	2,859,592
Rohm & Haas Co.	39,900	1,736,847
The Scotts Co. Class A	24,100	2,115,739
		6,712,178
Containers & Packaging – 1.1%
Owens-Illinois, Inc. (a)	139,200	2,650,368
Metals & Mining – 2.8%
Nucor Corp.	61,500	3,680,775
Phelps Dodge Corp.	24,710	2,976,814
		6,657,589

TOTAL MATERIALS		16,020,135

TELECOMMUNICATION SERVICES – 1.5%
Diversified Telecommunication Services – 1.5%
CenturyTel, Inc.	38,300	1,253,559
Qwest Communications International, Inc. (a)	539,200	2,350,912
		3,604,471

UTILITIES – 13.7%
Electric Utilities – 5.0%
Allegheny Energy, Inc. (a)	99,000	2,797,740
Edison International	121,900	5,334,344
PPL Corp.	50,300	1,576,402
Sierra Pacific Resources (a)	175,800	2,276,610
		11,985,096
Gas Utilities – 2.9%
ONEOK, Inc.	35,300	1,014,522
Questar Corp.	28,200	2,220,750
UGI Corp.	158,500	3,740,600
		6,975,872

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Independent Power Producers & Energy Traders – 1.7%
Constellation Energy Group, Inc.	25,400	$ 1,391,920
TXU Corp.	26,800	2,700,100
		4,092,020
Multi-Utilities – 4.1%
CenterPoint Energy, Inc.	84,700	1,121,428
CMS Energy Corp. (a)	261,300	3,895,983
PG&E Corp.	98,900	3,597,982
Wisconsin Energy Corp.	29,400	1,112,202
		9,727,595
TOTAL UTILITIES		32,780,583

TOTAL COMMON STOCKS
(Cost $217,077,530)		229,463,946
Investment Companies — 3.3%
iShares Russell Midcap Value Index Fund
(Cost $7,923,019)	66,900	8,023,986
Money Market Funds — 2.4%
Fidelity Cash Central Fund, 3.92% (b)	2,693,720	2,693,720
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	2,944,200	2,944,200
TOTAL MONEY MARKET FUNDS
(Cost $5,637,920)		5,637,920

TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $230,638,469)		243,125,852

NET OTHER ASSETS – (1.5)%		(3,608,244)

NET ASSETS – 100%	$ 239,517,608
Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $231,111,627. Net unrealized appreciation aggregated $12,014,225, of which $19,408,749 related to appreciated investment securities and $7,394,524 related to depreciated investment securities.

Quarterly Report

6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

7 Quarterly Report

     Quarterly Holdings Report for Fidelity® Tax-Free Bond Fund

October 31, 2005

1.809079.101 SFB-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds — 98.1%

	Principal	Value
	Amount
Alabama – 0.3%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev.
Series B, 5% 1/1/43 (MBIA Insured)	$1,055,000	$1,074,634
Jefferson County Swr. Rev. Series D, 5.65% 2/1/17
(Pre-Refunded to 2/1/07 @ 101) (c)	105,000	109,262
		1,183,896

Arizona – 1.3%
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln
Health Network Proj.) 5% 12/1/35	750,000	739,635
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza
Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	1,000,000	1,030,070
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29
(MBIA Insured)	1,000,000	1,035,590
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.
Series 2005 A, 5% 1/1/35	500,000	517,700
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28
(AMBAC Insured)	1,285,000	1,331,466
		4,654,461

Arkansas – 0.3%
Arkansas Gen. Oblig. (College Savings Prog.) Series
2001 A, 0% 6/1/12	1,415,000	1,080,678
California – 9.1%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.125% 5/1/18 (FGIC Insured)	1,000,000	1,058,290
Series A:
5.25% 5/1/11 (FSA Insured)	2,000,000	2,167,320
5.5% 5/1/15 (AMBAC Insured)	600,000	657,468
5.875% 5/1/16	1,000,000	1,107,990
6% 5/1/14 (MBIA Insured)	1,500,000	1,689,015
California Gen. Oblig.:
5% 2/1/11	1,000,000	1,063,850
5% 12/1/11 (MBIA Insured)	2,000,000	2,158,360
5.25% 2/1/14	1,000,000	1,079,720
5.25% 2/1/15	1,240,000	1,336,286
5.25% 2/1/16	500,000	536,075
5.25% 2/1/28	500,000	522,595
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	500,000	546,670
5.5% 4/1/30	200,000	215,756
5.5% 11/1/33	1,300,000	1,405,508
5.625% 5/1/20	300,000	326,385
6.6% 2/1/09	150,000	164,279
6.6% 2/1/10	2,190,000	2,446,318

Quarterly Report 2

Municipal Bonds – continued
	Principal	Value
	Amount
California – continued
California Gen. Oblig.: – continued
6.75% 8/1/10	$500,000	$ 567,395
California Infrastructure & Econ. Dev. Bank Rev. (Clean
Wtr. State Revolving Fund Proj.) 5% 10/1/15	2,160,000	2,295,929
California Pub. Works Board Lease Rev.:
Series 2005 A, 5.25% 6/1/30	1,200,000	1,243,824
Series B, 5.25% 11/1/24 (XL Cap. Assurance, Inc.
Insured)	1,000,000	1,063,150
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series
2002 C, 3.85%, tender 6/1/12 (b)	300,000	295,707
(Kaiser Permanente Health Sys. Proj.) Series 2004 G,
2.3%, tender 5/1/07 (b)	1,000,000	986,110
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	200,000	203,062
5% 1/15/16 (MBIA Insured)	200,000	211,412
5.75% 1/15/40	300,000	303,228
Golden State Tobacco Securitization Corp.:
Series 2003 B, 5.75% 6/1/23 (Pre-Refunded to
6/1/08 @ 100) (c)	1,000,000	1,062,080
Series A, 5% 6/1/45	1,200,000	1,200,264
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series A,
5.125% 7/1/41 (MBIA Insured)	500,000	514,425
Marina Gen. Oblig. 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,278,354
North City West School Facilities Fing. Auth. Spl. Tax
Series C, 5% 9/1/09 (AMBAC Insured) (a)	1,000,000	1,044,220
San Diego Unified School District (Election of 1998 Proj.)
Series E2, 5.5% 7/1/26 (FSA Insured)	1,000,000	1,146,740
		31,897,785

Colorado – 2.6%
Broomfield Coliseum City & County Ctfs. of Prtn. 6%
12/1/29 (AMBAC Insured)	1,750,000	1,905,138
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr.
Resources Rev. (Parker Wtr. and Sanitation District
Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	1,800,000	1,893,330
Dawson Ridge Metropolitan District # 1 Series 1992 A,
0% 10/1/22 (Escrowed to Maturity) (c)	1,000,000	439,050
Douglas and Elbert Counties School District #RE1 Series
2002 B, 5.75% 12/15/19 (Pre-Refunded to
12/15/12 @ 100) (c)	1,000,000	1,123,860
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,000,000	1,099,090

3		Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount
Colorado – continued
E-470 Pub. Hwy. Auth. Rev.: – continued
Series B, 0% 9/1/13 (MBIA Insured)	$1,415,000	$1,008,782
El Paso County School District #49, Falcon 5.5%
12/1/21 (FGIC Insured)	1,500,000	1,611,915
		9,081,165

Connecticut – 0.1%
Connecticut Health & Edl. Facilities Auth. Rev.
(Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26
(MBIA Insured)	205,000	212,382
District Of Columbia – 0.8%
District of Columbia Ctfs. of Prtn. (District’s Pub. Safety
and Emergency Preparedness Communications Ctr.
and Related Technology Proj.) 5.5% 1/1/19 (AMBAC
Insured)	1,565,000	1,695,255
District of Columbia Gen. Oblig. Series B, 0% 6/1/12
(MBIA Insured)	1,000,000	759,320
District of Columbia Rev. (George Washington Univ.
Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	200,000	216,748
		2,671,323

Florida – 2.8%
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.)
Series B, 6.375% 7/1/08	2,305,000	2,482,808
Highlands County Health Facilities Auth. Rev. (Adventist
Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/16	800,000	839,248
3.95%, tender 9/1/12 (b)	1,000,000	988,750
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.
(Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (b)	3,000,000	3,007,890
Lake County School Board Ctfs. of Prtn. Series B, 5.25%
6/1/14 (AMBAC Insured)	1,000,000	1,080,920
Seminole County School Board Ctfs. of Prtn. Series A,
5% 7/1/16 (MBIA Insured)	200,000	214,560
Volusia County School Board Ctfs. of Prtn. (School Board
of Volusia County Master Lease Prog.) 5% 8/1/08
(FSA Insured)	1,000,000	1,042,600
		9,656,776

Georgia – 1.6%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	1,600,000	1,641,968
5% 11/1/43 (FSA Insured)	1,800,000	1,836,594

Quarterly Report 4

Municipal Bonds – continued
	Principal	Value
	Amount
Georgia – continued
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	$1,500,000	$ 1,587,420
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21
(Escrowed to Maturity) (c)	1,000,000	461,550
		5,527,532

Illinois – 13.4%
Bolingbrook Gen. Oblig. Series A, 5.375% 1/1/38
(FGIC Insured)	3,000,000	3,141,330
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/30 (FGIC Insured)	1,000,000	299,700
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,000,000	1,052,790
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (c)	1,000,000	1,061,920
5.25% 1/1/33 (MBIA Insured)	500,000	518,590
Chicago Motor Fuel Tax Rev. 6.125% 1/1/09 (AMBAC
Insured)	1,000,000	1,080,970
Chicago Pub. Bldg. Commission Bldg. Rev. (Chicago
Transit Auth. Proj.) 5.25% 3/1/16 (AMBAC Insured) .	3,000,000	3,230,070
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas
Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC
Insured)	600,000	600,792
Coles, Cumberland, Moultrie & Shelby Counties Cmnty.
Unit School District #2, Mattoon 5.35% 2/1/19
(Pre-Refunded to 2/1/11 @ 100) (c)	1,495,000	1,624,138
Cook County Gen. Oblig. Series C, 5% 11/15/25
(AMBAC Insured)	500,000	514,620
DuPage County Cmnty. High School District #108, Lake
Park 5.6% 1/1/20 (FSA Insured)	3,175,000	3,471,894
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.)
Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,102,180
Illinois Edl. Facilities Auth. Revs.:
(DePaul Univ. Proj.) 5.65% 10/1/13 (Pre-Refunded to
10/1/07 @ 102) (c)	100,000	106,463
(Northwestern Univ. Proj.) 5% 12/1/38	1,100,000	1,121,186
Illinois Gen. Oblig.:
5.5% 4/1/17 (MBIA Insured)	400,000	427,028
5.5% 4/1/25 (MBIA Insured)	1,000,000	1,055,930
5.6% 4/1/21 (MBIA Insured)	400,000	426,964
Illinois Health Facilities Auth. Rev. (Lake Forest Hosp.
Proj.) Series A, 6% 7/1/17	2,700,000	2,942,028
Illinois Sales Tax Rev.:
First Series, 5.5% 6/15/15	1,200,000	1,292,196
5% 6/15/30 (FSA Insured)	3,000,000	3,092,250

5		Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount
Illinois – continued
Illinois Sales Tax Rev.: – continued
6% 6/15/20	$300,000	$327,957
Jersey & Greene Counties Cmnty. Unit School District
#100 0% 12/1/18 (FSA Insured)	1,100,000	603,768
Joliet School District #86 Gen. Oblig. Cap. Appreciation
0% 11/1/19 (FSA Insured)	2,260,000	1,182,907
Kane & DuPage Counties Cmnty. Unit School District
#303, Saint Charles Series A, 5.5% 1/1/17
(Pre-Refunded to 1/1/12 @ 100) (c)	1,000,000	1,101,200
Kane County School District #129, Aurora West Side
Series A, 5.75% 2/1/21 (Pre-Refunded to 2/1/12
@ 100) (c)	1,445,000	1,612,996
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit
School District #300, Carpentersville 5.5% 12/1/14
(Pre-Refunded to 12/1/11 @ 100) (c)	5,500,000	6,056,261
Lake County Warren Township High School District
#121, Gurnee Series C, 5.5% 3/1/23 (AMBAC
Insured)	1,000,000	1,097,570
Metropolitan Pier & Exposition Auth. Dedicated State Tax
Rev. (McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	1,000,000	259,990
5.75% 6/15/41 (MBIA Insured)	1,400,000	1,534,792
Series A:
0% 6/15/15 (FGIC Insured)	5,250,000	3,451,245
0% 6/15/16 (FGIC Insured)	1,000,000	622,180
0% 12/15/16 (MBIA Insured)	1,935,000	1,173,481
		47,187,386

Indiana – 5.4%
Anderson School Bldg. Corp. 5.5% 1/15/28 (FSA
Insured)	560,000	605,774
Beech Grove School Bldg. Corp. 5.625% 7/5/24 (MBIA
Insured)	1,875,000	2,112,038
Clark Pleasant Cmnty. School Bldg. Corp. 5.5%
7/15/16 (Pre-Refunded to 1/15/12 @ 100) (c)	685,000	754,706
Crown Point Multi-School Bldg. Corp. 5% 7/15/19
(FGIC Insured)	1,225,000	1,286,397
Hamilton Southeastern Consolidated School Bldg. Corp.
5.5% 1/15/19 (Pre-Refunded to 7/15/11 @ 100) (c)	1,075,000	1,181,092
Hammond School Bldg. Corp. 5% 7/15/18 (MBIA
Insured)	1,000,000	1,055,000
Indiana Health Facilities Fing. Auth. Hosp. Rev. 5.5%
2/15/30 (MBIA Insured)	1,000,000	1,055,810

Quarterly Report 6

Municipal Bonds – continued
	Principal	Value
	Amount
Indiana – continued
Indiana Trans. Fin. Auth. Hwy. Series A, 0% 6/1/17
(AMBAC Insured)	$1,000,000	$ 593,320
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.)
Series A, 5% 1/1/09 (MBIA Insured)	2,000,000	2,093,220
Muncie School Bldg. Corp. 5.25% 1/10/13 (MBIA
Insured)	1,630,000	1,771,973
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	3,000,000	3,128,610
Portage Township Multi-School Bldg. Corp. 5.25%
7/15/26 (MBIA Insured)	1,000,000	1,060,780
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	1,000,000	1,014,970
South Harrison School Bldg. Corp. Series A, 5.25%
1/15/25 (FSA Insured)	1,000,000	1,066,010
		18,779,700

Iowa – 0.8%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3%
6/1/25	2,800,000	2,847,684
Kansas – 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co.
Proj.) Series A, 4.75%, tender 10/1/07 (b)	1,000,000	1,019,730
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of
Leavenworth Health Svcs. Corp. Proj.) 5.25%
12/1/09 (MBIA Insured)	225,000	236,846
		1,256,576

Kentucky – 0.4%
Kentucky Property & Bldgs. Commission Revs. (#71 Proj.)
5.5% 8/1/09	750,000	803,258
Louisville & Jefferson County Metropolitan Swr. District
Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37
(FGIC Insured)	500,000	529,740
		1,332,998

Maine – 1.6%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10
@ 101) (c)	4,025,000	4,456,400
5.25% 7/1/30 (FSA Insured)	1,000,000	1,056,180
		5,512,580

Massachusetts – 5.2%
Massachusetts Bay Trans. Auth. Series A:
5% 7/1/31	1,000,000	1,031,640
7% 3/1/09	1,000,000	1,110,310

7		Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount
Massachusetts – continued
Massachusetts Fed. Hwy.:
Series 1998 A, 5.25% 6/15/12 (Pre-Refunded to
12/15/08 @ 101) (c)	$2,610,000	$2,763,103
Series 2000 A, 5.75% 6/15/13	1,000,000	1,087,920
Massachusetts Gen. Oblig.:
Series 2005 A, 5% 3/1/23 (FSA Insured)	1,500,000	1,577,535
Series 2005 C, 5.25% 9/1/23	1,400,000	1,500,968
Series D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13
@ 100) (c)	1,100,000	1,195,535
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply
Sys. Rev. Series A, 5.1% 7/1/07 (Escrowed to
Maturity) (c)	200,000	206,222
Massachusetts School Bldg. Auth. Dedicated Sales Tax
Rev. Series A:
5% 8/15/23 (FSA Insured)	3,000,000	3,146,520
5% 8/15/30 (FSA Insured)	2,500,000	2,581,875
Springfield Gen. Oblig. 5% 8/1/21 (MBIA Insured)	2,040,000	2,139,307
		18,340,935

Michigan – 2.2%
Ann Arbor Bldg. Auth. Series 2000, 5.75% 3/1/15
(Pre-Refunded to 3/1/10 @ 100) (c)	20,000	21,876
Detroit City School District 5.375% 5/1/15
(Pre-Refunded to 5/1/09 @ 101) (c)	375,000	403,571
Detroit Swr. Disp. Rev. Series A, 5.875% 7/1/22
(Pre-Refunded to 1/1/10 @ 101) (c)	150,000	164,669
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25%
7/1/33 (FGIC Insured)	50,000	52,234
Ferris State Univ. Rev. 5% 10/1/18 (MBIA Insured)	1,395,000	1,465,545
Fowlerville Cmnty. School District 5.25% 5/1/16 (FGIC
Insured)	1,100,000	1,190,783
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC
Insured) (Pre-Refunded to 5/1/07 @ 39.31) (c)	1,200,000	447,624
Michigan Hosp. Fin. Auth. Hosp. Rev. (Ascension Health
Cr. Group Proj.) Series A, 6.125% 11/15/26
(Pre-Refunded to 11/15/09 @ 101) (c)	100,000	110,742
Michigan Muni. Bond Auth. Rev. (Detroit School District
Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,066,240
South Redford School District 5% 5/1/22 (MBIA Insured)	1,575,000	1,642,725

Quarterly Report 8

Municipal Bonds – continued
	Principal	Value
	Amount
Michigan – continued
Sterling Heights Bldg. Auth. 5.75% 10/1/15
(Pre-Refunded to 10/1/08 @ 100.5) (c)	$160,000	$ 171,840
Willow Run Cmnty. Schools County of Washtenaw 5%
5/1/19 (FSA Insured)	1,000,000	1,050,910
		7,788,759

Minnesota – 0.2%
Saint Paul Port Auth. Lease Rev. (HealthEast Midway
Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	701,806
Missouri – 0.7%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll.
Cont. & Drinking Wtr. Rev. (State Revolving Fund
Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,059,180
Missouri Highways & Trans. Commission State Road Rev.
Series 2001 A, 5.625% 2/1/13	500,000	544,970
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts
Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	816,813
		2,420,963

Montana – 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.)
Series A, 5.2%, tender 5/1/09 (b)	400,000	415,084
Montana Board of Regents Higher Ed. Rev. (Montana
State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,031,520
		1,446,604

Nebraska – 0.1%
Omaha Gen. Oblig. 5.75% 12/1/14	380,000	418,718
Nevada – 1.0%
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30
(MBIA Insured)	500,000	529,180
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax)
5% 7/1/11 (AMBAC Insured)	1,000,000	1,066,850
Clark County School District Series 2000 A, 5.75%
6/15/17 (Pre-Refunded to 6/15/10 @ 100) (c)	200,000	219,110
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17
(MBIA Insured)	500,000	535,315
Washoe County School District Gen. Oblig. Series D, 5%
6/1/10 (MBIA Insured)	1,000,000	1,062,040
		3,412,495

9		Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount
New Hampshire – 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.
(Dartmouth-Hitchcock Proj.) 5.5% 8/1/27 (FSA Insured)	$1,000,000	$1,082,900
New Jersey – 2.0%
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	1,000,000	1,135,050
Series 2005 O, 5.25% 3/1/23	1,000,000	1,058,900
Series O, 5.25% 3/1/21 (MBIA Insured)	1,000,000	1,075,490
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5.6% 1/1/22
(Pre-Refunded to 1/1/10 @ 100) (c)	100,000	108,464
New Jersey Trans. Trust Fund Auth. Series B:
5.25% 12/15/10 (FGIC Insured)	1,000,000	1,075,470
5.25% 12/15/22 (AMBAC Insured)	1,000,000	1,107,800
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	155,000	155,054
6.125% 6/1/24	400,000	446,268
6.125% 6/1/42	700,000	735,966
		6,898,462

New York – 5.8%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo
City School District Proj.):
5.75% 5/1/16 (FSA Insured)	600,000	667,002
5.75% 5/1/21 (FSA Insured)	500,000	548,115
5.75% 5/1/24 (FSA Insured)	2,225,000	2,491,177
Metropolitan Trans. Auth. Commuter Facilities Rev.:
Series 1992 B, 6.1% 7/1/09 (Escrowed to
Maturity) (c)	5,000	5,482
Series 1997 E, 5% 7/1/16 (Pre-Refunded to 7/1/13
@ 100) (c)	10,000	10,818
Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	1,700,000	1,876,409
Series F, 5.25% 11/15/27 (MBIA Insured)	200,000	212,296
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7,
4.75% 7/1/19 (Pre-Refunded to 1/1/18 @ 100) (c) .	35,000	37,022
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC
Insured)	200,000	212,242
New York City Gen. Oblig.:
Series 2003 I, 5.75% 3/1/16	400,000	439,528
Series 2005 C, 5% 8/1/11	1,000,000	1,057,650
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	2,000,000	2,202,740
Series 2005 J, 5% 3/1/20	1,000,000	1,038,460

Quarterly Report

10

Municipal Bonds – continued
	Principal	Value
	Amount
New York – continued
New York City Gen. Oblig.: – continued
Series C:
5.75% 3/15/27 (FSA Insured)	$150,000	$164,090
5.75% 3/15/27 (Pre-Refunded to 3/15/12
@ 100) (c)	350,000	392,459
Subseries 2005 F1, 5.25% 9/1/14	700,000	754,243
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	200,000	208,236
Series A, 6% 6/15/28 (Pre-Refunded to 6/15/12
@ 100) (c)	1,000,000	1,128,220
New York State Dorm. Auth. Revs. (City Univ. Sys.
Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,092,360
New York State Thruway Auth. Gen. Rev. Series 2005 G,
5.25% 1/1/27 (FSA Insured)	1,000,000	1,071,950
New York State Thruway Auth. Svc. Contract Rev. 5.5%
4/1/16	305,000	330,098
New York Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,030,580
Series A, 5.75% 2/15/16	200,000	217,800
Sales Tax Asset Receivables Corp. Series A, 5.25%
10/15/27 (AMBAC Insured)	1,000,000	1,069,940
Tobacco Settlement Fing. Corp. Series A1, 5.5% 6/1/16	1,800,000	1,925,064
		20,183,981

North Carolina – 2.4%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty.
College Proj.) 5.25% 6/1/19 (MBIA Insured)	1,800,000	1,936,242
Dare County Ctfs. of Prtn. 5.25% 6/1/21 (AMBAC
Insured)	1,110,000	1,185,758
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke
Univ. Proj.) Series A:
5.125% 10/1/41	1,000,000	1,029,470
5.125% 7/1/42	1,600,000	1,649,184
5.25% 7/1/42	500,000	520,535
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	600,000	639,834
Series B, 6.125% 1/1/09	100,000	106,674
Series D, 5.375% 1/1/10	535,000	564,382
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.
Series B, 6.25% 1/1/07	750,000	772,013
		8,404,092

11 Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount
Ohio – 0.4%
Olentangy Local School District 5.5% 12/1/17 (FSA
Insured)	$1,295,000	$1,415,720
Oklahoma – 0.3%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. 5.5%
10/1/21 (FGIC Insured)	1,000,000	1,096,820
Oregon – 0.8%
Morrow County School District #1 5.625% 6/15/14
(Pre-Refunded to 6/15/11 @ 100) (c)	1,500,000	1,655,565
Yamhill County School District #029J Newberg 5.5%
6/15/18 (FGIC Insured)	1,000,000	1,125,220
		2,780,785

Pennsylvania – 3.2%
Annville-Cleona School District 5.5% 3/1/21 (FSA
Insured)	1,200,000	1,325,148
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,087,800
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,097,220
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC
Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,094,230
Pennsylvania Tpk. Commission Registration Fee Rev.
Series 2001, 5.5% 7/15/33 (Pre-Refunded to
7/15/11 @ 101) (c)	1,000,000	1,106,860
Philadelphia Gas Works Rev. (1975 Gen. Ordinance
Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	1,000,000	1,041,370
Philadelphia School District Series B, 5% 4/1/11
(AMBAC Insured)	1,000,000	1,064,200
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5.25%
8/1/09 (AMBAC Insured)	450,000	473,315
Tredyffrin-Easttown School District 5.5% 2/15/17
(Pre-Refunded to 8/15/10 @ 100) (c)	1,520,000	1,656,937
Westmoreland County Muni. Auth. Muni. Svc. Rev.
Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,259,800
		11,206,880

Puerto Rico – 0.4%
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/32 (Escrowed to
Maturity) (c)	380,000	413,326
Series C, 5.5% 7/1/20 (FGIC Insured)	1,000,000	1,135,290
		1,548,616

Quarterly Report 12

Municipal Bonds – continued
	Principal	Value
	Amount
Rhode Island – 0.4%
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A,
5.25% 9/15/19 (AMBAC Insured)	$1,410,000	$1,503,525
South Carolina – 1.0%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys.
Rev. 5.5% 7/15/17 (FSA Insured)	1,790,000	1,958,439
Spartanburg County Health Svcs. District, Inc. Hosp. Rev.
5.5% 4/15/18 (FSA Insured)	1,115,000	1,203,977
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B,
6.375% 5/15/28	455,000	483,269
		3,645,685

Tennessee – 1.9%
Elizabethton Health & Edl. Facilities Board Rev. Series
2000 B:
6% 7/1/12 (MBIA Insured)	2,125,000	2,384,441
6.25% 7/1/13 (MBIA Insured)	2,255,000	2,582,020
Metropolitan Govt. Nashville & Davidson County Health
& Edl. Facilities Board Rev. (Ascension Health Cr.
Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09
@ 101) (c)	200,000	220,014
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (c)	200,000	220,948
Shelby County Health Edl. & Hsg. Facility Board Hosp.
Rev. (Methodist Hosp. Proj.):
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (c)	370,000	431,009
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (c)	630,000	733,881
		6,572,313

Texas – 19.6%
Abilene Independent School District 5% 2/15/13	2,145,000	2,294,635
Austin Elec. Util. Sys. Rev. 7.25% 11/15/10 (FSA
Insured)	1,000,000	1,165,650
Austin Independent School District 5.25% 8/1/14 (a)	1,000,000	1,066,760
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.
5.375% 5/1/19 (FSA Insured)	1,640,000	1,758,162
Boerne Independent School District 5.25% 2/1/35	1,000,000	1,043,340
Comal Independent School District 0% 2/1/16	2,235,000	1,413,883
Corpus Christi Util. Sys. Rev. 5.25% 7/15/20 (FSA
Insured)	1,100,000	1,184,722
Denton County Lewisville Independent School District
5.25% 8/15/27	1,000,000	1,046,770

13 Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount
Texas – continued
East Central Independent School District 5.625%
8/15/17 (d)	$1,035,000	$1,138,510
Garland Independent School District 5.5% 2/15/19	515,000	548,017
Grand Praire Independent School District 3.05%, tender
7/31/07 (Liquidity Facility Dexia Cr. Local de
France) (b)	4,000,000	3,996,680
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	1,200,000	1,250,844
0% 10/1/13 (MBIA Insured)	2,000,000	1,430,640
Harris County Health Facilities Dev. Corp. Rev. (Saint
Luke’s Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12 (Pre-Refunded to
8/15/11 @ 100) (c)	1,375,000	1,504,965
5.75% 2/15/20 (Pre-Refunded to 8/15/12
@ 100) (c)	1,235,000	1,378,519
Hidalgo County Gen. Oblig. 5.75% 8/15/17
(Pre-Refunded to 8/15/11 @ 100) (c)	1,535,000	1,699,920
Houston Arpt. Sys. Rev. Series B:
5.5% 7/1/19 (FSA Insured)	1,500,000	1,609,890
5.5% 7/1/30 (FSA Insured)	600,000	637,104
La Joya Independent School District:
5.75% 2/15/17 (Pre-Refunded to 2/15/10
@ 100) (c)	2,000,000	2,181,600
5.75% 2/15/19 (Pre-Refunded to 2/15/10
@ 100) (c)	600,000	654,480
Lewisville Independent School District 0% 8/15/18	1,010,000	562,610
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5%
2/15/16 (FSA Insured)	1,260,000	1,335,764
Magnolia Independent School District 5.25% 8/15/29
(FGIC Insured)	1,300,000	1,369,017
Mansfield Independent School District 5.5% 2/15/17	1,650,000	1,788,105
McAllen Independent School District:
5% 2/15/15	2,000,000	2,140,880
5% 2/15/16	2,610,000	2,773,125
McLennan County Jr. College District 5% 8/15/15
(FSA Insured)	1,120,000	1,192,800
Mercedes Independent School District Series 200
0, 5.625% 8/15/15 (Pre-Refunded to 8/15/10 @
100) (c)	275,000	300,644
New Braunfels Independent School District 6% 2/1/09 .	725,000	782,630
Odessa Wtr. & Swr. Rev. 5.5% 4/1/11 (FSA Insured)	750,000	816,398
Pearland Independent School District 6% 2/15/14
(Pre-Refunded to 2/15/09 @ 100) (c)	1,350,000	1,461,591

Quarterly Report 14

Municipal Bonds – continued
	Principal	Value
	Amount
Texas – continued
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School
Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10
@ 100) (c)	$200,000	$219,150
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co.
Proj.) Series A, 5.5%, tender 11/1/11 (b)	3,000,000	3,158,250
San Antonio Elec. & Gas Systems Rev. 5.375% 2/1/20
(Pre-Refunded to 2/1/12 @ 100) (c)	3,000,000	3,242,970
San Antonio Independent School District 5.5% 8/15/24
(Pre-Refunded to 8/15/09 @ 100) (c)	1,000,000	1,074,640
San Marcos Consolidated Independent School District
5% 8/1/13	1,090,000	1,166,409
Socorro Independent School District 5.375% 8/15/18	1,000,000	1,073,510
Tarrant County Health Facilities Dev. Corp. Hosp. Rev.
5.375% 11/15/20	500,000	515,345
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (MBIA Insured)	2,340,000	1,519,783
0% 9/1/16 (Escrowed to Maturity) (c)	5,000	3,088
0% 9/1/16 (MBIA Insured)	2,390,000	1,474,606
Texas Pub. Fin. Auth. Rev. (Texas Parks & Wildlife Dept.
Projs.) 5.5% 2/1/12 (Pre-Refunded to 2/1/10
@ 100) (c)	150,000	162,036
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA
Insured)	2,000,000	2,134,500
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	1,875,000	1,999,219
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,342,037
Texas Tpk. Auth. Dallas North Tollway Rev. 5.25%
1/1/23 (FGIC Insured)	1,000,000	1,022,960
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16 .	1,000,000	1,064,950
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother
Frances Hosp. Reg’l. Health Care Ctr. Proj.) 6%
7/1/27	1,000,000	1,042,190
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.) Series A,
5.5% 8/15/09	100,000	107,244
Waller Consolidated Independent School District 6%
2/15/12 (Pre-Refunded to 2/15/11 @ 100) (c)	175,000	195,211
Weatherford Independent School District 0% 2/15/23
(Pre-Refunded to 2/15/10 @ 42.135) (c)	1,500,000	539,055
White Settlement Independent School District 5.75%
8/15/34	1,150,000	1,256,318

15 Quarterly Report

Investments (Unaudited) - continued

Municipal Bonds – continued
	Principal	Value
	Amount
Texas – continued
Williamson County Gen. Oblig. 5.5% 2/15/18
(FSA Insured)	$5,000	$5,368
Willis Independent School District 5% 2/15/13 (a)	1,040,000	1,109,150
		68,956,644

Utah – 1.3%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,222,100
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.)
5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,374,567
		4,596,667

Vermont – 0.5%
Univ. of Vermont and State Agricultural College 5.5%
10/1/19 (AMBAC Insured)	1,200,000	1,312,248
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher
Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	300,000	332,205
Series A, 5.75% 12/1/18 (AMBAC Insured)	200,000	218,630
		1,863,083

Virginia – 0.3%
Staunton Gen. Oblig. 6.25% 2/1/34 (AMBAC Insured) .	1,050,000	1,216,415
Washington – 4.8%
Chelan County Pub. Util. District #1 Columbia River-Rock
Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/29
(MBIA Insured)	1,000,000	296,720
Clark County Pub. Util. District #1 Elec. Rev. Series A,
5.5% 1/1/17 (FSA Insured)	1,570,000	1,703,560
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6%
7/1/17 (MBIA Insured)	2,000,000	2,237,960
Grant County Pub. Util. District #2 Wanapum Hydro
Elec. Rev. Series A, 5% 1/1/18 (FGIC Insured)	1,095,000	1,147,396
King County School District #414, Lake Washington
5.25% 12/1/15 (Pre-Refunded to 12/1/10
@ 100) (c)	1,000,000	1,081,220
Tacoma Elec. Sys. Rev.:
Series 2001 A, 5.75% 1/1/20 (Pre-Refunded to
1/1/11 @ 101) (c)	1,000,000	1,112,200
Series A, 5.625% 1/1/21 (Pre-Refunded to 1/1/11
@ 101) (c)	500,000	553,175
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	1,000,000	1,067,320
Series C, 5.25% 1/1/26 (FSA Insured)	500,000	526,950

Quarterly Report 16

Municipal Bonds – continued
	Principal	Value
	Amount
Washington – continued
Washington Health Care Facilities Auth. Rev. (Providence
Health Systems Proj.) Series 2001 A, 5.5% 10/1/13
(MBIA Insured)	$1,750,000	$ 1,885,958
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 5% 7/1/12 (FSA Insured)	3,000,000	3,162,990
5.4% 7/1/12 (FSA Insured)	1,000,000	1,090,250
Yakima County Gen. Oblig. 5.25% 12/1/15 (AMBAC
Insured)	1,000,000	1,072,540
		16,938,239

Wisconsin – 1.4%
Douglas County Gen. Oblig. 5.5% 2/1/18
(FGIC Insured)	605,000	653,219
Evansville Cmnty. School District 5% 4/1/16
(FSA Insured)	1,000,000	1,072,980
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10
(MBIA Insured) (a)	500,000	526,945
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,000,000	1,059,900
(Wheaton Franciscan Svcs., Inc. Proj.):
5.75% 8/15/30	1,000,000	1,055,220
6.25% 8/15/22	500,000	545,435
		4,913,699

Wyoming – 0.6%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7%
12/1/10 (Escrowed to Maturity) (c)	1,845,000	2,136,805

TOTAL INVESTMENT PORTFOLIO – 98.1%
(Cost $339,941,361)		344,374,533

NET OTHER ASSETS – 1.9%		6,609,789

NET ASSETS – 100%		$ 350,984,322

17 Quarterly Report

Investments (Unaudited) - continued

Legend

(a)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c)	Security collateralized by an amount sufficient to pay interest and principal.

(d)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,138,510 or 0.3% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
East Central Independent School District
5.625% 8/15/17	8/16/02	$ 1,140,280

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $339,897,139. Net unrealized appreciation aggregated $4,477,394, of which $7,319,612 related to appreciated investment securities and $2,842,218 related to depreciated investment securities.

Quarterly Report

18

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

19 Quarterly Report

Quarterly Holdings Report for Fidelity® Utilities Fund

October 31, 2005

1.809082.101 UIF-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 97.6%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 6.7%
Media – 6.7%
Cablevision Systems Corp. – NY Group Class A (a)	423,900	$10,513
Comcast Corp. Class A (a)	1,370,903	38,152
EchoStar Communications Corp. Class A	442,800	11,898
The DIRECTV Group, Inc. (a)	649,746	9,239
		69,802

ENERGY – 2.1%
Energy Equipment & Services – 0.6%
Pride International, Inc. (a)	204,700	5,746
Oil, Gas & Consumable Fuels – 1.5%
El Paso Corp.	1,328,600	15,757
Ship Finance International Ltd. (NY Shares)	6,346	121
		15,878

TOTAL ENERGY		21,624

TELECOMMUNICATION SERVICES – 42.0%
Diversified Telecommunication Services – 27.2%
AT&T Corp.	581,300	11,498
BellSouth Corp.	2,602,700	67,722
Citizens Communications Co.	861,431	10,544
Iowa Telecommunication Services, Inc.	325,700	5,374
Qwest Communications International, Inc. (a)	6,291,627	27,431
SBC Communications, Inc.	3,735,234	89,085
Verizon Communications, Inc.	2,275,600	71,704
		283,358
Wireless Telecommunication Services – 14.8%
ALLTEL Corp.	372,100	23,018
American Tower Corp. Class A (a)	1,655,895	39,493
Nextel Partners, Inc. Class A (a)	413,900	10,410
Sprint Nextel Corp.	3,455,801	80,555
		153,476

TOTAL TELECOMMUNICATION SERVICES		436,834

UTILITIES – 46.8%
Electric Utilities – 14.1%
Edison International	896,850	39,246
El Paso Electric Co. (a)	466,350	10,096

Quarterly Report

2

Common Stocks – continued
	Shares	Value (000s)

UTILITIES – continued
Electric Utilities – continued
Entergy Corp.	629,600	$44,525
Exelon Corp.	809,900	42,139
FirstEnergy Corp.	66,700	3,168
ITC Holdings Corp.	1,800	50
Westar Energy, Inc.	332,700	7,353
		146,577
Gas Utilities – 2.6%
AGL Resources, Inc.	147,400	5,187
Questar Corp.	194,900	15,348
SEMCO Energy, Inc. (a)	257,700	1,546
Southern Union Co.	218,200	5,132
		27,213
Independent Power Producers & Energy Traders – 19.0%
AES Corp. (a)	3,143,000	49,942
Dynegy, Inc. Class A (a)	1,059,800	4,706
NRG Energy, Inc. (a)	338,799	14,572
TXU Corp.	1,280,500	129,011
		198,231
Multi-Utilities – 11.1%
CMS Energy Corp. (a)	163,100	2,432
Dominion Resources, Inc.	776,700	59,091
Public Service Enterprise Group, Inc.	610,000	38,363
Sempra Energy	343,700	15,226
		115,112

TOTAL UTILITIES		487,133

TOTAL COMMON STOCKS
(Cost $978,501)		1,015,393

3 Quarterly Report

Investments (Unaudited) - continued

Money Market Funds — 5.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.92% (b)	32,328,709	$32,329
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	23,773,650	23,774
TOTAL MONEY MARKET FUNDS
(Cost $56,103)		56,103

TOTAL INVESTMENT PORTFOLIO – 103.0%
(Cost $1,034,604)		1,071,496

NET OTHER ASSETS – (3.0)%		(31,509)
NET ASSETS – 100%		$1,039,987

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,054,897,000. Net unrealized appreciation aggregated $16,599,000, of which $191,991,000 related to appreciated investment securities and $175,392,000 related to depreciated investment securities.

Quarterly Report

4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

5 Quarterly Report

Item 2.

Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) is filed and attached hereto as Exhibit 99.CERT.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	December 22, 2005

2